5A. Income Taxes (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details Narrative
NOL carryforwards		$ 59,800
NOL carryforwards available through	Jan. 01, 2008 [1]

[1]	Through 2033